Segment information - Summary of Additional Information by Geographies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of geographical areas [line items]
Turnover	€ 50,503	€ 52,479	[1]	€ 51,680	[1]
Asia Pacific Africa
Disclosure of geographical areas [line items]
Turnover	22,427	23,448		23,805
The Americas
Disclosure of geographical areas [line items]
Turnover	18,622	19,605		18,799
North America
Disclosure of geographical areas [line items]
Turnover	11,220	11,140		11,065
Latin America
Disclosure of geographical areas [line items]
Turnover	7,402	8,465		7,732
Europe
Disclosure of geographical areas [line items]
Turnover	€ 9,454	€ 9,426		€ 9,076

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).